Vanguard U.S. Growth Fund

Supplement Dated December 17, 2018 to the Prospectus and Summary Prospectus Dated December 3, 2018

Reorganization of Vanguard Morgan Growth Fund into Vanguard U.S. Growth Fund

The Board of Trustees of Vanguard World Fund (the Trust) has approved an agreement and plan of reorganization (the Agreement) whereby Vanguard Morgan Growth Fund, a series of Vanguard Morgan Growth Fund, would be reorganized with and into Vanguard U.S. Growth Fund, a series of the Trust.

After the closing of the reorganization, U.S. Growth Fund shareholders would benefit from the lower expense ratios currently applicable to Morgan Growth Fund. Shareholders would also benefit from the formation of a larger, combined fund, with an identical objective of seeking to provide long-term capital appreciation. The reorganization will consolidate the assets of the Funds, and streamline the Vanguard fund lineup. We anticipate that the reorganization will eliminate duplicative expenses and spread fixed costs over a larger asset base of the combined fund.

The reorganization does not require shareholder approval and is expected to close on or about April 5, 2019.

We anticipate that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Restructuring of the Investment Advisory Team

After the completion of the reorganization, Vanguard Quantitative Equity Group (QEG) will be added to serve as an advisor to the combined U.S. Growth Fund. The current advisors, Wellington Management Company LLP (Wellington Management), Jennison Associates LLC (Jennison), Jackson Square Partners, LLC (Jackson Square), and Baillie Gifford Overseas Ltd. (Baillie Gifford), will continue to serve as advisors to the combined fund. Jennison and Wellington

Management serve as advisors to both Funds. Both Funds operate under the terms of an SEC exemption, whereby each Fund’s Board of Trustees may, without prior approval from shareholders, hire a new advisor. Vanguard may also recommend to the Board of Trustees of the Funds that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

The Board of Trustees of the Trust has also approved a restructuring of the U.S. Growth Fund’s investment advisory team, removing William Blair Investment Management, LLC (William Blair), as an investment advisor for the Fund effective immediately. All references to William Blair and all other details and descriptions regarding William Blair’s management of certain assets of the Fund in the Prospectus and Summary Prospectus are hereby deleted in their entirety.

© 2018 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 023 122018

Vanguard World Fund

Supplement Dated December 17, 2018 to the Statement of Additional Information Dated December 3, 2018

Reorganization of Vanguard Morgan Growth Fund into Vanguard U.S. Growth Fund

The Board of Trustees of Vanguard World Fund (the Trust) has approved an agreement and plan of reorganization (the Agreement) whereby Vanguard Morgan Growth Fund, a series of Vanguard Morgan Growth Fund, would be reorganized with and into Vanguard U.S. Growth Fund, a series of the Trust.

After the closing of the reorganization, U.S. Growth Fund shareholders would benefit from the lower expense ratios currently applicable to Morgan Growth Fund. Shareholders would also benefit from the formation of a larger fund, with an identical objective of seeking to provide long-term capital appreciation. The reorganization will consolidate the assets of the Funds, in order to streamline the Vanguard fund lineup. We anticipate that the reorganization will eliminate duplicative expenses and spread fixed costs over a larger asset base of the combined fund.

The reorganization does not require shareholder approval and is expected to close on or about April 5, 2019.

We anticipate that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Restructuring of the Investment Advisory Team

After the completion of the reorganization, Vanguard Quantitative Equity Group (QEG) will be added to serve as an advisor to the combined U.S. Growth Fund. The current advisors, Wellington Management Company LLP (Wellington Management), Jennison Associates LLC (Jennison), Jackson Square Partners, LLC (Jackson Square), and Baillie Gifford Overseas Ltd. (Baillie Gifford), will continue to serve as advisors to the combined fund. Jennison and Wellington Management serve as advisors to both Funds. Both Funds operate under the terms of an SEC exemption, whereby each Fund’s Board of Trustees may, without prior approval from shareholders, hire a new advisor. Vanguard may also recommend to the Board of Trustees of the Funds that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

The Board of Trustees of the Trust has also approved a restructuring of the U.S. Growth Fund’s investment advisory team, removing William Blair Investment Management, LLC (William Blair), as an investment advisor for the Fund effective immediately. All references to William Blair and all other details and descriptions regarding William Blair’s management of certain assets of the Fund in the Statement of Additional Information are hereby deleted in their entirety.

© 2018 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 23E 122018